NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NOTES PAYABLE
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

Notes payable as of September 30, 2022 and December 31, 2021 consisted of the following:

	(in thousands)
	September 30,	December 31,
	2022	2021
Sament promissory note	$3,783	$3,783
Evergreen promissory note	1,842	2,301
SBA loan	150	150
Greenleaf promissory Note	1,141	-
SAFE agreements	-	538
Related party loans	-	1,888
Vehicle loans	256	116
Total Gross Debt	$7,172	$8,776

Less: Gross short term debt	(2,808)	(4,209)
Less: Debt discount	(33)	(685)
Net Long Term Debt	$4,331	$3,882

Scheduled maturities of long-term debt as of September 30, 2022, are as follows (in thousands):

Years Ending December 31,
2022 (remaining)	1,854
2023	986
2024	339
2025	3,462
2026	358
Thereafter	173
$7,172

Secured Promissory Notes

On March 30, 2020, the Company entered into a promissory note (the “First Sament Note”) for $3,000,000 with Sament Capital Investments, Inc., a wholly owned subsidiary of the Predecessor, (“Sament”) in connection with the acquisition of the Predecessor’s assets. The Sament Note accrues interest at a rate of 3.5% per annum on a 360-day year basis and matures March 30, 2025. The Sament Note is secured by the Company’s operating assets purchased from the Predecessor. During the year ended December 31, 2021, accrued interest of $106,458 was added to the principal of the First Sament Note. As of September 30, 2022, the total outstanding balance of $3,106,458 is included in “Long-term debt, net of discounts” on the unaudited condensed consolidated balance sheet. As of September 30, 2022, the unamortized discount related to the promissory note was $32,559 and interest accrued was $82,451.

On June 2, 2020, the Company entered into a promissory note for $653,870 with Sament (together with the First Sament Note, the “Sament Notes”), which accrues interest at a rate of 3.50% per annum and matures on June 3, 2023. The promissory note is secured by the Company’s operating assets purchased from the Predecessor. During the year ended December 31, 2021, accrued interest of $23,203 was added to the principal of the promissory note. The total outstanding balance of $677,073 is included in “Short-term debt, net of discounts” on the unaudited condensed consolidated balance sheet as of September 30, 2022. As of September 30, 2022, interest accrued on the promissory note was $17,910.

Evergreen Private Placement

On October 7, 2021, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Evergreen, whereby Evergreen agreed to purchase up to $2,000,000 of secured convertible notes (the “Notes”) and warrants to purchase an aggregate of 205,750 shares of the Company’s common stock, in four tranches. The Notes, which mature nine months after issuance, are convertible, in whole or in part, into shares of the Company’s common stock, at the election of the Holder. The Notes have an original issue discount of 15.00% and incur interest at a rate of 5.00% per annum. The Notes may be prepaid in whole or in part at any time upon providing the Holder at least three business days prior written notice, upon which the Holder will have the option to convert the Notes to shares of the Company’s common stock. The Notes are secured by the Company’s operating and financial assets. Because the public offering price of the Company’s common stock in its initial public offering was lower than the conversion price under the Evergreen Notes and lower than the exercise price of the Evergreen Warrants, the conversion and exercise prices were reduced to the public offering price of $5.00 per share in May of 2022. The Evergreen Notes are secured and subordinated to the Sament Notes. In connection with the Agreement, the Company entered into an Intercreditor Agreement and Amendment with Sament, whereby Sament agreed to subordinate its security interest in the assets of the Company in favor of the Holder.

On October 7, 2021, upon exercise of the first tranche of the Agreement, the Company entered into a $1,150,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche One Note”), which resulted in total cash proceeds of $1,000,000 after consideration of the original issue discount of 15.00%. The Tranche One Note was initially convertible to shares of the Company’s common stock at a conversion price of $7.65. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provided the Holder with the right, but not the obligation, to acquire 150,327 shares of the Company’s common stock at an initial price of $7.65 per share. The warrants will expire October 7, 2026. The warrants, which had a fair value of $413,164, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche One Note was nil.

On November 8, 2021, upon exercise of the second tranche of the Agreement, the Company entered into a $402,500 Senior Secured Convertible Promissory Note with the Holder (“Tranche Two Note”), which resulted in total cash proceeds of $350,000 after consideration of the original issue discount of 15.00%. The Tranche Two Note was initially convertible to shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provided the Holder with the right, but not the obligation, to acquire 19,398 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire November 8, 2026. The warrants, which had a fair value of $32,748, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Two Note was nil.

On November 22, 2021, upon exercise of the third tranche of the Agreement, the Company entered into a $402,500 Senior Secured Convertible Promissory Note with the Holder (“Tranche Two Note”), which resulted in total cash proceeds of $350,000 after consideration of the original issue discount of 15.00%. The Tranche Three Note was initially convertible to shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 19,398 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire November 22, 2026. The warrants, which had a fair value of $32,660, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Three Note was nil.

On December 20, 2021, upon exercise of the fourth tranche of the Agreement, the Company entered into a $345,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Four Note”), which resulted in total cash proceeds of $300,000 after consideration of the original issue discount of 15%. The Tranche Four Note was initially convertible to shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 16,627 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire December 20, 2026. The warrants, which had a fair value of $27,901, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Four Note was nil.

On January 14, 2022, upon exercise of the fifth tranche of the Agreement, the Company entered into a $460,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Five Note”), which resulted in total cash proceeds of $400,000 after consideration of the original issue discount of 15%. The Tranche Five Note was initially convertible to shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 22,169 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire January 14, 2027. The warrants, which had a fair value of $33,375, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Five Note was nil.

On February 11, 2022, the Company executed an amendment to the Agreement with Evergreen, which increased the aggregate subscription amount of the Notes to $2,500,000 and the number of warrants to purchase common stock to 1,167,297. On February 11, 2022, upon exercise of the sixth tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Six Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%. The Tranche Six Note was initially convertible to shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 5,543 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire on February 11, 2027. The warrants, which had a fair value of $8,411, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Six Note was nil.

On February 18, 2022, the Company executed an amendment to the Agreement with Evergreen, which increased the aggregate subscription amount of the Notes to $2,900,000 and the number of warrants to purchase common stock to 1,278,141. On February 18, 2022, upon exercise of the seventh tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Seven Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%. The Tranche Seven Note was initially convertible to shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 5,543 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire on February 18, 2027. The warrants, which had a fair value of $8,400, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Seven Note was nil.

On March 2, 2022, upon exercise of the eighth tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Eight Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%. The Tranche Eight Note was initially convertible into shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 5,543 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire on March 2, 2027. The warrants, which had a fair value of $8,135, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Eight Note was nil.

On March 9, 2022, the Company executed an amendment to the Agreement with Evergreen, which increased the aggregate subscription amount of the Notes to $3,200,000 and the number of warrants to purchase common stock to 1,361,274. On March 9, 2022, upon exercise of the ninth tranche of the Agreement, the Company entered into a $345,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Nine Note”), which resulted in total cash proceeds of $300,000 after consideration of the original issue discount of 15%. The Tranche Seven Note was initially convertible to shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 16,627 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire on March 9, 2027. The warrants, which had a fair value of $25,223, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Nine Note was nil.

On March 18, 2022, upon exercise of the tenth tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Ten Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%. The Tranche Ten Note was initially convertible into shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 5,543 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire on March 18, 2027. The warrants, which had a fair value of $8,481, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Ten Note was nil.

On March 30, 2022, upon exercise of the eleventh tranche of the Agreement, the Company entered into a $115,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche 11 Note”), which resulted in total cash proceeds of $100,000 after consideration of the original issue discount of 15%. The Tranche 11 Note was initially convertible into shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 5,543 shares of the Company’s common stock at an initial price of $20.75 per share. The warrants will expire on March 30, 2027. The warrants, which had a fair value of $8,541, were recorded as a discount on debt. As of September 30, 2022, the unamortized discount related to the Tranche Ten Note was nil.

On May 9, 2022, upon completion of the Company’s initial public offering, the Company repaid Evergreen an aggregate of $1,926,250 of principal and $26,881 of accrued interest in accordance with the terms of the Notes. Additionally, the Company paid a prepayment penalty of $577,875, which was recognized as interest expense during the nine months ended September 30, 2022.

On June 30, 2022, the Company issued an amended and restated consolidated secured promissory note (the “A&R Note”) to Evergreen. The A&R Note consolidated $1,753,750 in principal amount under convertible notes that were due to mature on July 7, August 8, and August 22, 2022 (the “Prior Notes”). The new principal amount of the A&R Note is $1,841,592, which includes accrued interest and prepayment penalties on the Prior Notes and takes into account a payment of $500,000 on the Prior Notes. The A&R Note was issued pursuant to an exemption from registration under Section 3(a)(9) of the Securities Act of 1933, as amended. Prior to its initial public offering (“IPO”), the Company had received $3.2 million from the issuance of convertible notes and warrants to Evergreen. Except for the Prior Notes, these convertible notes were repaid with a portion of the proceeds of the IPO. As consideration for accepting the A&R Note, the Company also issued 200,000 shares of common stock to Evergreen under a letter agreement between the Company and Evergreen and pursuant to an exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended.

The A&R Note bears interest at 7.0% per annum and will mature on March 31, 2023. Evergreen may elect to convert, subject to approval of the Company, the outstanding principal and interest under the A&R Note into shares of Common Stock at any time prior to the maturity date at a conversion price of $5.00 per share. If the Company sells Common Stock or securities convertible into Common Stock at a per share price lower than the conversion price of the A&R Note (the “Reset Price”), the conversion price of the notes will be reduced to the lower of (i) the Reset Price or (ii) $1.27 per share. Evergreen waived the application of this provision in connection with the issuance of the preferred stock. Under the A&R Note, Evergreen has the right to apply the amount due under the A&R Note to a future offering of equity or debt securities and use the amount to purchase the securities sold in that future offering. The Company must repay the A&R Note if it completes an offering of equity or debt securities with gross proceeds of at least $4.0 million. The transaction resulted in a loss on extinguishment of debt charge of $826,203, which was recorded during the nine-month period ended September 30, 2022. The outstanding balance on the A&R Note of $1,841,592 is included in “Short-term debt, net of discounts” within the unaudited condensed consolidated balance sheet as of September 30, 2022. A portion of the A&R Note was exchanged for shares of preferred stock on October 26, 2022. See Note 13, “Subsequent Events.”

Small Business Administration (“SBA”) Loan

On June 22, 2020, the Company entered into a U.S. Small Business Administration Loan Authorization and Agreement pursuant to which the Company received loan proceeds of $150,000 (the “SBA Loan”). The SBA Loan was made under, and is subject to the terms and conditions of, the Economic Injury Disaster Loan Program, which was a program expanded for COVID-19 relief under the CARES Act and is administered by the U.S. Small Business Administration. The term of the SBA Loan is thirty (30) years with a maturity date of June 22, 2050 and the annual interest rate of the SBA Loan is a fixed rate of 3.75%. Under the terms of the CARES Act, the use of loan proceeds for the SBA Loan is limited to alleviating economic injury caused by the COVID-19 pandemic. The outstanding balance on the SBA Loan of $150,000 is included in “Long-term debt, net of discounts” within the unaudited condensed consolidated balance sheet as of September 30, 2022.

Greenleaf Promissory Note

On August 30, 2022, the Company issued the Greenleaf Promissory Note for $1,136,000. The Greenleaf Promissory Note accrues interest at a rate of 5% per annum and will mature on September 1, 2026. The Company may prepay the outstanding amount due under the Greenleaf Promissory Note at any time without penalty. The Company will make monthly payments of principal and interest of $28,089 beginning January 1, 2023 and until the maturity date. The Greenleaf Promissory Note is secured by a mortgage on the Property (the “Mortgage”) and a security interest in the assets owned by the Subsidiary in favor of NJDI (the “Security Agreement”).

In addition, the Company’s obligation to repay the amounts due under the Greenleaf Promissory Note, or up to $1,136,000 plus any accrued interest, is guaranteed by the Company under a guaranty in favor of NJDI (the “Guaranty”) entered into on August 30, 2022. Under the Guaranty, in the event that the Company defaulted on the Greenleaf Promissory Note, the Company would be responsible for any sum remaining due after NJDI foreclosed on the Mortgage and exercised its rights under the Security Agreement.

During the three months ended September 30, 2022, accrued interest of $4,733 was added to the principal of the Greenleaf Promissory Note. As of September 30, 2022, $238,407 of the outstanding balance is included in “Short-term debt, net of discounts” and $902,326 is included in “Long-term debt, net of discounts” within the unaudited condensed consolidated balance sheet.

SAFE Agreements

During the year ended December 31, 2020, the Company entered into SAFEs with investors through a Regulation Crowdfunding campaign in exchange for cash investments. Upon a future equity financing of greater than $1,000,000, the SAFE securities were convertible at the option of the Company into securities identical to those issued in the future equity financing (“Shadow Securities”), except (1) they do not have the right to vote except as required by law, (2) they must vote in accordance with the majority of the investors in such future equity financing with respect to any such required vote and (3) they are not entitled to any inspection or information rights. If the Company elected to convert the securities upon the closing of a future equity financing, the investors would have received the number of Shadow Securities equal to the greater the quotient obtained by dividing the amount the investor paid (the “Purchase Amount”) for the securities by:

(a)

the quotient of $18,500,000 divided by the aggregate number of issued and outstanding shares of capital stock, assuming full conversion or exercise of all convertible and exercisable securities then outstanding, including shares of convertible preferred stock and all outstanding vested or unvested options or warrants to purchase capital stock, but excluding (i) the issuance of all shares of capital stock reserved and available for future issuance under any of the Company’s existing equity incentive plans, (ii) convertible promissory notes issued by the Company, (iii) any SAFEs, and (iv) any equity securities that are issuable upon conversion of any outstanding convertible promissory notes or SAFEs, or

(b)	the lowest price per share of the securities sold in such future equity financing.

The price (either (a) or (b)) determined above shall be deemed the “First Financing Price” and may be used to establish the conversion price of the securities at a later date, even if the Company does not choose to convert the SAFE securities upon the first future equity financing.

Upon the Company’s initial public offering of common shares or a change of control (a “Liquidity Event”) prior to any equity financing, the investors were entitled to receive, at the option of the investors, either (i) a cash payment equal to the purchase amount or (ii) a number of shares of common stock of the Company equal to the purchase amount divided by the quotient of (a) $18,500,000 divided by (b) the number, as of immediately prior to the Liquidity Event, of shares of the Company’s capital stock (on an as-converted basis) outstanding, assuming exercise or conversion of all outstanding, vested and unvested options, warrants and other convertible securities, but excluding (i) shares of common stock reserved and available for future grant under any equity incentive or similar plan; (ii) any SAFEs; and (iii) convertible promissory notes.

In the case of a Liquidity Event following any equity financing, the investors were entitled to receive, at the option of the investors, either (i) a cash payment equal to the Purchase Amount, or (ii) a number of shares of the most recently issued preferred stock equal to the Purchase Amount divided by the First Financing Price. Shares of preferred stock granted in connection shall have the same liquidation rights and preferences as the shares of preferred stock issued in connection with the Company’s most recent Equity Financing.

From October 2020 through April 2021, the Company raised a total of $537,923 in the Regulation Crowdfunding campaign, which was made through OpenDeal Portal LLC (the “Intermediary”). The Intermediary was entitled to receive a 6% commission fee and 2% of the securities issued in connection with the offering, which closed in April 2021.

On May 9, 2022, upon the closing of the IPO, the Company converted SAFEs into 153,996 shares of common stock and paid $5,790 to SAFE investors who elected to receive cash upon the close of the offering instead of converting the SAFE into common stock. As of September 30, 2022, there are no outstanding SAFEs.

Related Party Loans

During 2020, the Company borrowed $25,000 from Michael James, the Company’s Chief Financial Officer and Director, which was repaid during the nine months ended September 30, 2022. The funds borrowed were utilized to fund ongoing operations and did not accrue interest.

During 2021, the Company issued Convertible Promissory Notes (the “Convertible Notes”) with principal amounts totaling $1,200,000 to Michael James, the Company’s Chief Financial Officer. The Convertible Notes matured on the earlier of (1) one year after issuance, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The principal and interest due and owed under the Notes, which bore interest at a rate of 12.00% per annum, were convertible into shares of Common Stock at any time at the election of Mr. James at a conversion price equal to $4.625 (subject to adjustment for forward reverse stock splits and the like after the issuance date). Upon the closing of the IPO on May 9, 2022, Mr. James converted $1,200,000 of convertible notes and $117,800 of accrued interest into 284,930 shares of common stock. As of September 30, 2022, the outstanding amount on the Convertible Notes was nil.

During 2021, the Company issued demand notes totaling $35,200 to James Kras, the Company’s Chief Executive Officer and Director. The funds borrowed were utilized to fund ongoing operations and did not accrue interest. During 2021, the remaining outstanding balance of $25,200 was exchanged for a Convertible Promissory Note on the same terms as issued to Mr. James. Upon the closing of the Company’s initial public offering on May 9, 2022, Mr. Kras converted $25,200 of outstanding principal and $2,621 of accrued interest into 6,015 shares of common stock. As of September 30, the outstanding amount of the Convertible Promissory Note was nil.

During 2021, the Company issued Promissory Notes (the “Promissory Notes”) totaling $660,000 to Mr. James, which matured on the earlier of (1) one year after issuance, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The Promissory Notes bore interest at a rate of 12% per annum. At the closing of the IPO, the Company repaid the Promissory Notes. As of September 30, 2022, the outstanding amount of the Promissory Notes was nil.

On January 7, 2022, the Company issued a promissory note totaling $70,000 to Mr. James on the same terms as the Promissory Notes issued to Mr. James in 2021. At the closing of the IPO, the Company repaid the Promissory Note. As of September 30, 2022, the outstanding amount of the Promissory Note was nil.

On March 7, 2022, the Company issued a promissory note totaling $20,000 to Mr. James, which matured on June 30, 2022 and did not incur interest. At the closing of the IPO, the Company repaid the Promissory Note.

Other Loans

During the nine months ended September 30, 2022, the Company issued promissory notes with principal amounts totaling $95,000 to unaffiliated third parties, of which zero remained outstanding as of September 30, 2022.

Vehicle Loans

During 2020, the Company entered into a financing agreement for the purchase of a vehicle. The loan, which accrues interest at a rate of 17.51%, matures on April 26, 2024. The loan is secured by the vehicle purchased.

During 2021, the Company entered into three financing agreements totaling $102,681 for the purchase of vehicles. The loans, which accrue interest at rates of 16.84% - 18.66%, mature in 2026. The loans are secured by the vehicles purchased.

During the three-month period ended September 30, 2022, the Company entered into two financing agreements totaling $158,214 for the purchase of vehicles. The loans, which accrue interest at a rate of 7.64%, mature in 2027. The loans are secured by the vehicles purchased.

NOTE 8 – NOTES PAYABLE

Notes payable consisted of the following as of December 31, 2020 and December 31, 2021:

	(in thousands)
	December 31,	December 31,
	2020	2021
Secured promissory note	$3,653	$3,783
Evergreen Private Placement	-	2,301
SBA loan	150	150
SAFE agreements	40	538
Related party loans	60	1,888
Vehicle Loan	21	116
Total Gross Debt	$3,923	$8,776

Less: Short term debt	-	(4,209)
Less: Debt discount	(40)	(685)
Net Long Term Debt	$3,884	$3,882

There was no interest expense recognized in the three months ended March 31, 2020 (Predecessor). Total interest expense recorded during the nine months ended December 31, 2020 (Successor) was $112,403, all of which was attributed to interest incurred at the contractual rates further discussed below. Total interest expense recorded during the year ended December 31, 2021 was $616,893, of which $226,640 was attributed to amortization of debt discounts and the remainder was attributed to interest incurred at the contractual rates further discussed below. The contractual rates were equal to the effective interest rates for all periods presented.

Scheduled maturities of long-term debt as of December 31, 2021, are as follows (in thousands):

Years Ending December 31,
2022	4,209
2023	701
2024	29
2025	3,135
2026	14
Thereafter	688
$8,776

Secured Promissory Notes

On March 30, 2020, the Company entered into a promissory note (the “Note”) for $3,000,000 with Sament in connection with the acquisition of the Predecessor’s assets. The Note accrues interest at a rate of 3.5% per annum on a 360-day year basis and matures March 30, 2025. During the twelve-month period ended December 31, 2021, accrued interest of $129,662 was added to the principal. The Note is secured by the assets purchased in connection with the asset acquisition. See Note 3, “Asset Acquisition” for additional details. As of December 31, 2021, the unamortized discount related to the Note was $37,375.

On June 2, 2020, the Company entered into a promissory note for $653,870 with Sament, which accrues interest at a rate of 3.50% per annum and matures on June 3, 2023. The promissory note is secured by the assets purchased in connection with the asset acquisition.

Evergreen Private Placement

On October 7, 2021, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Evergreen Capital Management LLC (the “Holder” or “Evergreen”), whereby Evergreen agreed to purchase up to $2,000,000 of secured convertible notes (the “Notes”) and warrants to purchase an aggregate of 205,750 shares of the Company’s common stock, in four tranches. The Notes, which mature nine months after issuance, are convertible, in whole or in part, into shares of the Company’s common stock, at the election of the Holder. The Notes have an original issue discount of 15.00% and incur interest at a rate of 5.00% per annum. The Notes may be prepaid in whole or in part at any time upon providing the Holder at least three business days prior written notice, upon which the Holder will have the option to convert the Notes to shares of the Company’s common stock. The Notes are secured by the Company’s operating and financial assets.

In connection with the Agreement, the Company entered into an Intercreditor Agreement and Amendment with Sament Capital Investments, Inc. (“Sament”), a wholly owned subsidiary of the Predecessor, whereby Sament agreed to subordinate its security interest in the assets of the Company in favor of the Holder.

On October 7, 2021, upon exercise of the first tranche of the agreement, the Company entered into a $1,150,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche One Note”), which resulted in total cash proceeds of $1,000,000 after consideration of the original issue discount of 15.00%. The Tranche One Note is convertible to shares of the Company’s common stock at a conversion price of $7.65. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 150,327 shares of the Company’s common stock at a price of $7.65 per share. The warrants, which had a fair value of $413,164, were recorded as a discount on debt. As of December 31, 2021, the unamortized discount related to the Tranche One Note was $387,957.

On November 8, 2021, upon exercise of the second tranche of the agreement, the Company entered into a $402,500 Senior Secured Convertible Promissory Note with the Holder (“Tranche Two Note”), which resulted in total cash proceeds of $350,000 after consideration of the original issue discount of 15.00%. The Tranche Two Note is convertible to shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 19,398 shares of the Company’s common stock at a price of $20.75 per share. The warrants will expire November 8, 2026. The warrants, which had a fair value of $32,748, were recorded as a discount on debt. As of December 31, 2021, the unamortized discount related to the Tranche Two Note was $68,514.

On November 22, 2021, upon exercise of the third tranche of the agreement, the Company entered into a $402,500 Senior Secured Convertible Promissory Note with the Holder (“Tranche Two Note”), which resulted in total cash proceeds of $350,000 after consideration of the original issue discount of 15.00%. The Tranche Three Note is convertible to shares of the Company’s common stock at a conversion price of $20.75. Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 19,398 shares of the Company’s common stock at a price of $20.75 per share. The warrants will expire November 22, 2026. The warrants, which had a fair value of $32,660, were recorded as a discount on debt. As of December 31, 2021, the unamortized discount related to the Tranche Three Note was $72,859.

On December 20, 2021, upon exercise of the fourth tranche of the Agreement, the Company entered into a $345,000 Senior Secured Convertible Promissory Note with the Holder (“Tranche Four Note”), which resulted in total cash proceeds of $300,000 after consideration of the original issue discount of 15%.  The Tranche Four Note is convertible to shares of the Company’s common stock at a conversion price of $20.75.  Simultaneously, the Company executed a Common Stock Purchase Warrant agreement with the Holder, which provides the Holder with the right, but not the obligation, to acquire 16,627 shares of the Company’s common stock at a price of $20.75 per share.  The warrants will expire December 20, 2026. The warrants, which had a fair value of $27,901, were recorded as a discount on debt. As of December 31, 2021, the unamortized discount related to the Tranche Four Note was $69,931.

Small Business Administration (“SBA”) Loans

On April 30, 2020, the Company received approval from the U.S. Small Business Administration (“SBA”) to fund the Company’s request for a loan under the Paycheck Protection Program (“PPP Loan”) created as part of the recently enacted Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the SBA. In connection with the PPP Loan, the Company entered into a promissory note in the principal amount of $503,655. The Company used the entire loan amount for qualifying expenses and the loan was forgiven in its entirety on December 27, 2020.

On June 22, 2020, the Company entered into a U.S. Small Business Administration Loan Authorization and Agreement pursuant to which the Company received loan proceeds of $150,000 (the “SBA Loan”). The SBA Loan was made under, and is subject to the terms and conditions of, the Economic Injury Disaster Loan Program, which was a program expanded for COVID-19 relief under the CARES Act and is administered by the U.S. Small Business Administration. The term of the SBA Loan is thirty (30) years with a maturity date of June 22, 2050 and the annual interest rate of the SBA Loan is a fixed rate of 3.75%. Under the terms of the CARES Act, the use of loan proceeds for the SBA Loan is limited to alleviating economic injury caused by the COVID-19 pandemic.

SAFE Agreements

During the year ended December 31, 2020, the Company entered into Simple Agreements for Future Equity (“SAFEs”) with investors through a Regulation Crowdfunding campaign in exchange for cash investments. Upon a future equity financing of greater than $1,000,000, the SAFE securities are convertible at the option of the Company into securities identical to those issued in the future equity financing (“Shadow Securities”), except (1) they do not have the right to vote except as required by law, (2) they must vote in accordance with the majority of the investors in such future equity financing with respect to any such required vote and (3) they are not entitled to any inspection or information rights. If the Company elects to convert the securities upon the closing of a future equity financing, the investors will receive the number of Shadow Securities equal to the greater the quotient obtained by dividing the amount the investor paid (the “Purchase Amount”) for the securities by:

(a)

the quotient of $18,500,000 divided by the aggregate number of issued and outstanding shares of capital stock, assuming full conversion or exercise of all convertible and exercisable securities then outstanding, including shares of convertible preferred stock and all outstanding vested or unvested options or warrants to purchase capital stock, but excluding (i) the issuance of all shares of capital stock reserved and available for future issuance under any of the Company’s existing equity incentive plans, (ii) convertible promissory notes issued by the Company, (iii) any SAFEs, and (iv) any equity securities that are issuable upon conversion of any outstanding convertible promissory notes or SAFEs, or

(b)	the lowest price per share of the securities sold in such future equity financing.

The price (either (a) or (b)) determined above shall be deemed the “First Financing Price” and may be used to establish the conversion price of the securities at a later date, even if the Company does not choose to convert the SAFE securities upon the first future equity financing.

Upon an initial public offering of the Company’s common shares or a change of control (a “Liquidity Event”) prior to any equity financing, the investors will receive, at the option of the investors, either (i) a cash payment equal to the purchase amount or (ii) a number of shares of common stock of the Company equal to the purchase amount divided by the quotient of (a) $18,500,000 divided by (b) the number, as of immediately prior to the Liquidity Event, of shares of the Company’s capital stock (on an as-converted basis) outstanding, assuming exercise or conversion of all outstanding, vested and unvested options, warrants and other convertible securities, but excluding (di) shares of common stock reserved and available for future grant under any equity incentive or similar plan; (ii) any SAFEs; and (iii) convertible promissory notes.

In the case of a Liquidity Event following any equity financing, the investors will receive, at the option of the investors, either (i) a cash payment equal to the Purchase Amount, or (ii) a number of shares of the most recently issued preferred stock equal to the Purchase Amount divided by the First Financing Price. Shares of preferred stock granted in connection shall have the same liquidation rights and preferences as the shares of preferred stock issued in connection with the Company’s most recent Equity Financing.

During the year ended December 31, 2020, the Company raised a total of $39,618 in the Regulation Crowdfunding campaign, which was made through OpenDeal Portal LLC (the “Intermediary”). The Intermediary will be entitled to receive a 6% commission fee and 2% of the securities issued in connection with the offering, which was closed in 2021. The Company received an additional $498,304 from the SAFE Crowdfunding campaign prior to the close of the campaign in 2021. As of December 31, 2021, the unamortized discount related to the SAFE Agreements, which included financing fees, was $47,674.

Related Party Loans

During 2020, the Company borrowed $25,000 from Jeanne Ciccone, a close relative of James Kras.  The funds borrowed were utilized to fund ongoing operations and do not accrue interest. The debt was fully repaid in January 2021 and there is no outstanding amount as of December 31, 2021.

During 2020, the Company borrowed $25,000 from Michael James, the Company’s Chief Financial Officer and Director, of which $2,500 remained outstanding as of December 31, 2020. The funds borrowed were utilized to fund ongoing operations and do not accrue interest.

During 2021, the Company issued Convertible Promissory Notes (the “Convertible Notes”) with principal amounts totaling $1,200,000 to Michael James, the Company’s Chief Financial Officer (the “Holder”). The Convertible Notes mature on the earlier of (1) one year after issuance, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The principal and interest due and owed under the Notes, which bear interest at a rate of 12.00% per annum, are convertible into shares of Common Stock at any time at the election of the Holders at a conversion price equal to $4.625 (subject to adjustment for forward reverse stock splits and the like after the issuance date). The Company may prepay any portion of the principal and accrued interest due under the Notes at any time and without penalty, upon providing ten days written notice to the Holders.

During 2021, the Company issued Promissory Notes (the “Promissory Notes”) totaling $660,000 to Mr. James, which mature on the earlier of (1) one year after issuance, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The Promissory Notes bear interest at a rate of 12.00% per annum. The Company may prepay any portion of the principal and accrued interest due under the Promissory Notes at any time and without penalty, upon providing ten days written notice to Mr. James.

During 2021, the Company issued Demand Notes totaling $35,200 to James Kras, the Company’s Chief Executive Officer and Director. The funds borrowed were utilized to fund ongoing operations and did not accrue interest. The remaining outstanding balance of $25,200 was exchanged for a Convertible Promissory Note (the “Convertible Note”), which matures on the earlier of (1) one year after issuance, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The principal and interest due and owed under the Note, which bears interest at a rate of 12.00% per annum, is convertible into shares of Common Stock at any time at the election of the Mr. Kras at a conversion price equal to $4.625 (subject to adjustment for forward reverse stock splits and the like after the issuance date). The Company may prepay any portion of the principal and accrued interest due under the Note at any time and without penalty, upon providing ten days written notice to Mr. Kras.

Other Loans

During 2021, the Company issued promissory notes with principal amounts totaling $140,000 to unaffiliated third parties, of which zero remained outstanding as of December 31, 2021.

Vehicle Loans

During 2020, the Company entered into a financing agreement for the purchase of a vehicle. The loan, which accrues interest at a rate of 17.51%, matures on April 26, 2024. The loan is secured by the vehicle purchased.

During 2021, the Company entered into three financing agreements totaling $102,681 for the purchase of vehicles. The loans, which accrue interest at rates of 16.84% - 18.66%, mature in 2026. The loans are secured by the vehicles purchased.